BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1%
	APPAREL & TEXTILE PRODUCTS - 0.4%
24,070	Hanesbrands, Inc.	$ 95,317

	ASSET MANAGEMENT - 11.9%
8,500	Ameriprise Financial, Inc.	2,802,279
12,359	Franklin Resources, Inc.	303,784
		3,106,063
	BANKING - 10.0%
31,421	Bank of America Corporation	860,307
4,430	Citigroup, Inc.	182,206
10,750	JPMorgan Chase & Company	1,558,965
		2,601,478
	BEVERAGES - 1.1%
5,226	Coca-Cola Company (The)	292,551

	BIOTECH & PHARMA - 5.2%
7,500	Bristol-Myers Squibb Company	435,300
2,500	Johnson & Johnson	389,375
16,000	Pfizer, Inc.	530,720
		1,355,395
	CABLE & SATELLITE - 3.1%
18,268	Comcast Corporation, Class A	810,003

	CONTAINERS & PACKAGING - 0.5%
7,215	O-I Glass, Inc.(a)	120,707

	E-COMMERCE DISCRETIONARY - 2.1%
12,500	eBay, Inc.	551,125

	ENTERTAINMENT CONTENT - 4.3%
2,641	AMC Networks, Inc., Class A(a)	31,111
9,500	Walt Disney Company (The)(a)	769,975
28,687	Warner Bros Discovery, Inc.(a)	311,541
		1,112,627

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	FOOD - 2.4%
9,000	Mondelez International, Inc., A	$ 624,601

	HEALTH CARE FACILITIES & SERVICES - 1.7%
6,500	CVS Health Corporation	453,830

	HOME & OFFICE PRODUCTS - 1.8%
6,701	Newell Brands, Inc.	60,510
7,900	Scotts Miracle-Gro Company (The)	408,272
		468,782
	HOUSEHOLD PRODUCTS - 0.4%
3,200	Energizer Holdings, Inc.	102,528

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
12,707	Bank of New York Mellon Corporation (The)	541,954

	INTERNET MEDIA & SERVICES - 5.7%
2,700	Alphabet, Inc., Class A(a)	353,322
28,752	Angi, Inc., Class A(a)	56,929
2,815	IAC, Inc.(a)	141,848
20,248	Uber Technologies, Inc.(a)	931,205
		1,483,304
	LEISURE FACILITIES & SERVICES - 12.9%
19,227	Atlanta Braves Holdings, Inc.(a)	686,981
7,629	Madison Square Garden Entertainment Corporation(a)	251,070
4,934	Madison Square Garden Sports Corporation	869,864
8	Marriott International, Inc., Class A	1,572
3,000	McDonald's Corporation	790,320
9,500	MGM Resorts International	349,220
7,629	Sphere Entertainment Company(a)	283,494
1,500	Starbucks Corporation	136,905
		3,369,426
	LEISURE PRODUCTS - 3.3%
10,000	Acushnet Holdings Corporation	530,400

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	LEISURE PRODUCTS - 3.3% (Continued)
23,910	Topgolf Callaway Brands Corporation(a)	$ 330,914
		861,314
	MACHINERY - 1.1%
22,554	Mueller Water Products, Inc.	285,985

	RETAIL - CONSUMER STAPLES - 0.6%
1,425	Target Corporation	157,562

	RETAIL - DISCRETIONARY - 7.4%
6,385	Home Depot, Inc. (The)	1,929,292

	SEMICONDUCTORS - 1.1%
8,000	Intel Corporation	284,400

	SOFTWARE - 9.4%
7,734	Microsoft Corporation	2,442,011

	TECHNOLOGY HARDWARE - 2.6%
12,500	Cisco Systems, Inc.	672,000

	TRANSPORTATION & LOGISTICS - 3.0%
5,000	United Parcel Service, Inc., Class B	779,350

	WHOLESALE - CONSUMER STAPLES - 1.0%
4,000	Sysco Corporation	264,200

	TOTAL COMMON STOCKS (Cost $11,597,193)	24,765,805

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 5.1%
MONEY MARKET FUND - 5.1%
1,334,246	Dreyfus Institutional Preferred Government, Hamilton Class, 5.25% (Cost $1,334,246)(b)	$ 1,334,246

	TOTAL INVESTMENTS - 100.2% (Cost $12,931,439)	$ 26,100,051
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(58,927)
	NET ASSETS - 100.0%	$ 26,041,124

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.